RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - Donegal Mutual Insurance Company 401(k) Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Fair value of shares of Donegal Group Inc. common stock held by plan	$ 215,196,056	$ 198,201,529
Net realized/unrealized appreciation (depreciation) in fair value of Donegal Group Inc. common stock	25,119,964	21,686,421
Dividends received from Donegal Group Inc.	$ 415,559	$ 406,084
Class A Donegal Group Inc. Common Stock [Member]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Number of shares of Donegal Group Inc. common stock held by the plan (in Shares)	471,167	547,422
Fair value of shares of Donegal Group Inc. common stock held by plan	$ 9,413,915	$ 8,468,617
Class B Donegal Group Inc. Common Stock [Member]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Number of shares of Donegal Group Inc. common stock held by the plan (in Shares)	52,350	52,352
Fair value of shares of Donegal Group Inc. common stock held by plan	$ 926,078	$ 738,690
Class A and Class B Donegal Group Inc. Common Stock [Member]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Fair value of shares of Donegal Group Inc. common stock held by plan	10,339,993	9,207,307
Net realized/unrealized appreciation (depreciation) in fair value of Donegal Group Inc. common stock	$ 2,663,778	$ 859,360